Note 14 - Commitments and Contingencies (Details Textual) - USD ($)	May 16, 2017	May 12, 2017	Mar. 03, 2017	Oct. 11, 2016	Jun. 22, 2016	Feb. 28, 2017	Jul. 01, 2016	May 31, 2015
CRG Loan Agreement, Ohio Case [Member]
Release of Cash Held in Escrow			$ 2,000,000
CRG Loan Agreement, Texas Case [Member]
Release of Cash Held in Escrow			3,000,000
Former CEO Arbitration [Member]
Litigation Settlement, Salary, Bonus, and Benefits, Amount Awarded to Other Party		$ 4
Litigation Settlement, Amount Awarded to Other Party	$ 0
FTI Consulting, Inc. Litigation [Member] | Pending Litigation [Member] | Investigative and Consulting Services [Member]
Loss Contingency, Damages Sought, Value				$ 730,264
Minimum [Member] | FTI Consulting, Inc. Litigation [Member] | Pending Litigation [Member]
Loss Contingency, Damages Sought, Value				782,600
Minimum [Member] | FTI Consulting, Inc. Litigation [Member] | Pending Litigation [Member] | Purported Interest Due on Unpaid Invoices, Plus Attorneys' Fees, Costs and Expenses [Member]
Loss Contingency, Damages Sought, Value				$ 52,337
Subsequent Event [Member] | CRG Loan Agreement, Ohio Case [Member]
Release of Cash Held in Escrow			2,000,000
Subsequent Event [Member] | CRG Loan Agreement, Texas Case [Member]
Release of Cash Held in Escrow			3,000,000
Subsequent Event [Member] | Cardinal Health 414 [Member] | CRG Loan Agreement, Texas Case [Member] | Letter of Credit [Member]
Litigation Settlement, Collateral			7,000,000
Subsequent Event [Member] | CRG [Member] | CRG Loan Agreement, Texas Case [Member] | Letter of Credit [Member]
Litigation Settlement, Collateral			12,000,000
Term Loan Agreement [Member] | Cardinal Health 414 [Member]
Letters of Credit Outstanding, Amount			7,000,000
Term Loan Agreement [Member] | CRG [Member]
Letters of Credit Outstanding, Amount			12,000,000
Term Loan Agreement [Member] | Subsequent Event [Member] | Cardinal Health 414 [Member]
Letters of Credit Outstanding, Amount			7,000,000
Term Loan Agreement [Member] | Subsequent Event [Member] | CRG [Member]
Letters of Credit Outstanding, Amount			12,000,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit			59,000,000
PPCO [Member] | Platinum Loan Agreement [Member]
Debt Instrument, Interest Rate, Reduction in Stated Percentage							6.00%
Debt Instrument, Interest Rate, Stated Percentage							8.125%
Repayments of Debt			7,700,000
PPCO [Member] | Platinum Loan Agreement [Member] | Subsequent Event [Member]
Repayments of Debt			7,700,000
CRG [Member] | Term Loan Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage								14.00%
Primary Bank Account Cash Taken Possession Of By Creditor					$ 4,100,000
Primary Bank Account Cash Taken Possession Of By Creditor, Portion Applied to Fees					3,900,000
Primary Bank Account Cash Taken Possession Of By Creditor, Portion Applied to the Principal Balance of Debt					$ 189,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit			59,000,000
CRG [Member] | Term Loan Agreement [Member] | Maximum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount			66,000,000
CRG [Member] | Term Loan Agreement [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage						14.00%
Repayments of Debt			59,000,000
Debt Instrument, Final Payoff Amount, Threshold Above Which the Reporting Entity Will First Pay Without Resorting to Letter of Credit			59,000,000
CRG [Member] | Term Loan Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount			47,000,000
CRG [Member] | Term Loan Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument, Agreed-upon Final Payoff Amount			$ 66,000,000